Equity - Schedule of Fair Value of Earnouts Granted (Details)	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Lifezone Metals Limited
Share Earnout
Beginning balance (in shares) | shares	0
Ending balance (in shares) | shares	25,072,052
Fair value ($)
Balance as at January 1, 2023 | $	$ 0
Outstanding as at December 31, 2023 | $
Lifezone Holdings Limited
Share Earnout
Granted (in shares) | shares	12,536,026
Fair value ($)
Granted | $	$ 125,109,539
Fair value per Earnout (in dollars per share) | $ / shares	$ 9.98
Granted, per share (in dollars per share) | $ / shares	$ 14.00
Lifezone Holdings One
Share Earnout
Granted (in shares) | shares	12,536,026
Fair value ($)
Granted | $	$ 123,354,496
Fair value per Earnout (in dollars per share) | $ / shares	$ 9.84
Granted, per share (in dollars per share) | $ / shares	$ 16.00
Sponsor
Share Earnout
Beginning balance (in shares) | shares	0
Ending balance (in shares) | shares	1,725,000
Fair value ($)
Balance as at January 1, 2023 | $	$ 0
Outstanding as at December 31, 2023 | $
Sponsor Shareholders
Share Earnout
Granted (in shares) | shares	862,500
Fair value ($)
Granted | $	$ 8,607,750
Fair value per Earnout (in dollars per share) | $ / shares	$ 9.98
Granted, per share (in dollars per share) | $ / shares	$ 14.00
Sponsor Shareholders
Share Earnout
Granted (in shares) | shares	862,500
Fair value ($)
Granted | $	$ 8,487,000
Fair value per Earnout (in dollars per share) | $ / shares	$ 9.84
Granted, per share (in dollars per share) | $ / shares	$ 16.00